EQUITY (Details Narrative) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 24, 2024	Jan. 04, 2024
Equity
New shares issued				149,639	193,275
Share issued	45,860,917		45,640,814
Share issued and outstanding	45,469,915		45,249,812
Shares held in treasury	391,002		391,002
Nominal value per shares	€ 1.00		€ 1.00
Nominal value shares	220,103		499,481,142
Treasury share			391,002
Treasury shares amounting			€ 2,359
Employee share-based compensation	€ 6,222	€ 480
Settlement of share-based awards	€ 326
Authorized shares	100,000,000